UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3848
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 05/31
Date of reporting period: 02/28

Portfolio of Investments
RiverSource High Yield Bond Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (88.6%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Aerospace & Defense (1.0%)
L-3 Communications
Series B
10-15-15	6.38%	$8,575,000		$8,714,344
Spirit AeroSystems Holdings
10-01-17	7.50	1,790,000	(d,l)	1,772,100
TransDigm
07-15-14	7.75	4,850,000	(d)	4,825,750
Triumph Group
Sr Sub Nts
11-15-17	8.00	1,830,000	(d,l)	1,848,300

Total				17,160,494

Automotive (0.3%)
American Axle & Mfg Holdings
01-15-17	9.25	1,580,000	(d,l)	1,631,350
Oshkosh
03-01-17	8.25	2,591,000	(d,f)	2,591,000
03-01-20	8.50	1,885,000	(d,f)	1,885,000

Total				6,107,350

Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	6,150,000	(b,h)	1,414,500

Building Materials (1.4%)
Associated Materials LLC/Finance
Sr Secured
11-15-16	9.88	5,837,000	(l)	6,187,220
Gibraltar Inds
Series B
12-01-15	8.00	15,237,000		14,779,890
Norcraft LP/Finance
Sr Secured
12-15-15	10.50	4,581,000	(d,l)	4,764,240

Total				25,731,350

Chemicals (5.2%)
Ashland
06-01-17	9.13	3,605,000	(d,l)	3,947,475
Chemtura
06-01-16	6.88	20,956,000	(b,h)	24,099,400
Hexion Finance Escrow LLC
Sr Secured
02-01-18	8.88	21,802,000	(d,l)	20,166,850

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
INVISTA
Sr Unsecured
05-01-12	9.25	18,141,000	(d)	18,277,058
MacDermid
Sr Sub Nts
04-15-17	9.50	11,343,000	(d)	11,343,000
Momentive Performance Materials
Pay-in-kind
12-01-14	10.13	713	(i)	654
Nalco
11-15-13	8.88	7,835,000	(l)	8,030,875
Nova Chemicals
Sr Unsecured
11-01-16	8.38	3,015,000	(c,d,l)	2,969,775
11-01-19	8.63	4,240,000	(c,d)	4,218,800

Total				93,053,887

Construction Machinery (2.2%)
Manitowoc
02-15-18	9.50	6,983,000	(l)	6,983,000
Terex
Sr Sub Nts
11-15-17	8.00	6,950,000	(l)	6,463,500
Terex
Sr Unsecured
06-01-16	10.88	8,615,000	(l)	9,390,350
United Rentals North America
06-15-16	10.88	10,450,000		10,972,500
United Rentals North America
Sr Unsecured
12-15-19	9.25	5,181,000		5,038,523

Total				38,847,873

Consumer Cyclical Services (1.4%)
The GEO Group
10-15-17	7.75	3,820,000	(d)	3,867,750
West Corp
10-15-14	9.50	12,430,000		12,336,775
10-15-16	11.00	8,790,000		8,811,975

Total				25,016,500

Consumer Products (4.0%)
AAC Group Holding
Sr Disc Nts
10-01-12	10.25	9,605,000	(d)	9,532,963
American Achievement
04-01-12	8.25	13,140,000	(d)	12,910,049
Central Garden & Pet
Sr Sub Nts
03-01-18	8.25	6,170,000	(f)	6,193,138
Easton-Bell Sports
Sr Secured
12-01-16	9.75	3,240,000	(d)	3,410,100
Jarden
05-01-16	8.00	5,555,000		5,804,975
05-01-17	7.50	3,738,000		3,766,035
01-15-20	7.50	1,430,000	(l)	1,440,725
Libbey Glass
Sr Secured
02-15-15	10.00	7,886,000	(d)	8,181,725

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Scotts Miracle-Gro
01-15-18	7.25	2,787,000		2,828,805
Sealy Mattress
Sr Secured
04-15-16	10.88	2,646,000	(d)	2,890,755
Visant
10-01-12	7.63	1,870,000		1,879,350
Visant Holding
Sr Disc Nts
12-01-13	10.25	9,865,000		10,012,975
Visant Holding
Sr Nts
12-01-13	8.75	2,805,000		2,847,075

Total				71,698,670

Diversified Manufacturing (0.2%)
CPM Holdings
Sr Secured
09-01-14	10.63	2,675,000	(d)	2,835,500
Electric (3.8%)
Dynegy Holdings
Sr Unsecured
05-15-18	7.13	4,650,000		3,580,500
06-01-19	7.75	1,920,000	(l)	1,507,200
Edison Mission Energy
Sr Unsecured
05-15-17	7.00	7,325,000	(l)	5,365,563
Energy Future Holdings
11-01-17	10.88	12,115,000	(l)	9,177,113
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	9,400,404	(l)	9,611,913
NRG Energy
02-01-16	7.38	9,345,000		9,216,506
01-15-17	7.38	18,860,000	(l)	18,553,524
Texas Competitive Electric Holdings LLC
Series B
11-01-15	10.25	13,840,000	(l)	10,345,400

Total				67,357,719

Entertainment (2.5%)
AMC Entertainment
02-01-16	11.00	3,144,000	(l)	3,371,940
AMC Entertainment
Sr Unsecured
06-01-19	8.75	6,959,000	(l)	7,185,168
Equinox Holdings
Sr Secured
02-01-16	9.50	10,667,000	(d,l)	10,586,997
Regal Cinemas
07-15-19	8.63	9,860,000	(l)	10,291,374
Speedway Motorsports
06-01-16	8.75	5,904,000		6,213,960
United Artists Theatre Circuit
Pass-Through Ctfs
07-01-15	9.30	5,346,595	(k)	5,526,776

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
United Artists Theatre Circuit
Pass-Through Ctfs Series BC3
07-01-15	9.30	1,718,932	(k)	1,776,860

Total				44,953,075

Food and Beverage (2.9%)
B&G Foods
01-15-18	7.63	6,323,000		6,370,423
Bumble Bee Foods LLC
Sr Secured
12-15-15	7.75	2,279,000	(d,l)	2,290,395
Del Monte
Sr Sub Nts
10-15-19	7.50	7,925,000	(d)	8,043,875
Pinnacle Foods Finance LLC
04-01-15	9.25	1,515,000	(l)	1,537,725
04-01-17	10.63	9,804,000		10,147,140
Pinnacle Foods Finance LLC
Sr Unsecured
04-01-15	9.25	4,072,000	(d,l)	4,143,260
US Foodservice
Sr Nts Pay-in-kind
06-30-15	10.25	8,903,000	(d)	8,947,515
US Foodservice
Sr Nts Pay-in-kind
06-30-15	10.25	10,778,000	(d,i)	10,993,560

Total				52,473,893

Gaming (6.0%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	16,680,000		13,135,500
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	9,215,000		8,063,125
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	9,635,000	(d)	10,983,900
MGM MIRAGE
09-01-12	6.75	1,686,000	(l)	1,559,550
02-27-14	5.88	1,515,000	(l)	1,265,025
05-15-14	10.38	1,267,000	(d,l)	1,343,020
06-01-16	7.50	3,816,000	(l)	3,024,180
MGM MIRAGE
Sr Secured
11-15-17	11.13	5,010,000	(d)	5,410,800
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	10,120,000	(d,l)	9,361,000
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	15,550,000	(d)	16,172,000
San Pasqual Casino
09-15-13	8.00	1,445,000	(d)	1,372,750
Seminole Indian Tribe of Florida
10-01-20	7.80	1,890,000	(d)	1,770,080
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	5,120,000	(d)	4,645,376

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Seneca Gaming
Sr Unsecured
05-01-12	7.25	1,951,000		1,902,225
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	5,080,000		4,953,000
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	18,199,000	(d)	14,286,215
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	8,020,000	(d)	7,218,000

Total				106,465,746

Gas Distributors (0.4%)
Niska Gas Storage LLC/Canada
Sr Unsecured
03-15-18	8.88	7,666,000	(d,f)	7,666,000

Gas Pipelines (1.0%)
Crosstex Energy/Finance
Sr Nts
02-15-18	8.88	4,198,000	(d,l)	4,255,723
El Paso
Sr Unsecured
12-12-13	12.00	3,175,000		3,690,938
06-15-14	6.88	1,005,000	(l)	1,013,431
02-15-16	8.25	3,760,000	(l)	3,924,500
Southern Star Central
Sr Nts
03-01-16	6.75	5,004,000		4,953,959

Total				17,838,551

Health Care (7.6%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	4,025,000	(d,l)	4,336,938
11-01-14	12.38	1,910,000	(d,l)	2,058,025
Community Health Systems
07-15-15	8.88	4,414,000	(l)	4,568,490
DaVita
03-15-15	7.25	23,776,000		23,865,159
HCA
Secured
11-15-16	9.25	10,190,000		10,814,138
HCA
Sr Secured
02-15-17	9.88	1,505,000	(d,l)	1,625,400
04-15-19	8.50	3,010,000	(d,l)	3,228,225
02-15-20	7.88	1,180,000	(d,l)	1,233,100
HCA
Sr Secured Pay-in-kind
11-15-16	9.63	13,223,000	(i)	14,148,610
HCA
Sr Unsecured
11-06-33	7.50	1,900,000		1,650,467

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Healthsouth
02-15-20	8.13	3,845,000	(l)	3,748,875
IASIS Healthcare LLC/Capital
06-15-14	8.75	12,175,000		12,296,750
NMH Holdings
Sr Unsecured Pay-in-kind
06-15-14	6.63	5,977,277	(d,i,j)	4,453,071
Omnicare
12-15-13	6.75	5,353,000		5,279,396
12-15-15	6.88	5,330,000		5,116,800
Select Medical
02-01-15	7.63	17,265,000		16,229,100
Select Medical Holdings
Sr Unsecured
09-15-15	6.43	9,737,000	(j)	8,617,245
Vanguard Health Holding II
02-01-18	8.00	12,364,000	(d,l)	12,147,630

Total				135,417,419

Home Construction (1.7%)
K Hovnanian Enterprises
12-15-14	6.38	3,064,000	(l)	2,359,280
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	16,179,000		16,907,055
Norcraft Holdings LP/Capital
Sr Disc Nts
09-01-12	9.75	3,090,000		2,904,600
William Lyon Homes
02-15-14	7.50	12,380,000		8,604,100

Total				30,775,035

Independent Energy (7.5%)
Berry Petroleum
Sr Unsecured
06-01-14	10.25	4,100,000		4,458,750
Chesapeake Energy
08-15-14	7.00	5,722,000		5,722,000
01-15-16	6.63	6,127,000		5,912,555
01-15-18	6.25	2,230,000	(l)	2,079,475
Comstock Resources
10-15-17	8.38	3,980,000		4,049,650
Concho Resources
10-01-17	8.63	4,166,000		4,275,358
Denbury Resources
03-01-16	9.75	5,245,000	(l)	5,651,488
02-15-20	8.25	3,268,000	(l)	3,386,465
Forest Oil
02-15-14	8.50	5,555,000		5,735,538
06-15-19	7.25	6,500,000	(l)	6,370,000
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	12,020,000	(d)	11,689,449
PetroHawk Energy
07-15-13	9.13	1,145,000	(l)	1,190,800
08-01-14	10.50	5,895,000		6,396,075
06-01-15	7.88	4,364,000	(l)	4,364,000
Plains Exploration & Production
10-15-19	8.63	5,195,000	(l)	5,402,800

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Quicksilver Resources
08-01-15	8.25	7,664,000		7,740,640
04-01-16	7.13	5,930,000	(l)	5,514,900
08-15-19	9.13	4,985,000	(l)	5,184,400
Range Resources
05-15-16	7.50	3,250,000		3,323,125
05-01-18	7.25	3,010,000		3,055,150
05-15-19	8.00	10,835,000	(l)	11,349,662
SandRidge Energy
Pay-in-kind
04-01-15	8.63	12,265,000	(i,l)	12,019,699
Southwestern Energy
Sr Nts
02-01-18	7.50	9,135,000	(l)	9,637,425
Venoco
10-01-17	11.50	432,000		447,120

Total				134,956,524

Media Cable (5.0%)
Cablevision Systems
Sr Nts
09-15-17	8.63	15,130,000	(d)	15,583,900
Charter Communications Holdings II LLC/Capital
Sr Nts
11-30-16	13.50	14,320,000		16,915,499
Charter Communications Operating LLC/Capital
Secured
04-30-14	8.38	16,166,000	(d)	16,408,490
CSC Holdings LLC
Sr Unsecured
06-15-15	8.50	7,145,000	(d,l)	7,502,250
02-15-19	8.63	1,395,000	(d,l)	1,517,063
DISH DBS
02-01-16	7.13	10,449,000		10,475,123
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	3,945,000	(d,l)	4,004,175
Videotron Ltee
04-15-18	9.13	1,700,000	(c,d)	1,840,250
Virgin Media Finance
04-15-14	8.75	832,000	(c)	850,720
08-15-16	9.50	3,925,000	(c,l)	4,160,500
Virgin Media Secured Finance
Sr Secured
01-15-18	6.50	9,851,000	(c,d,l)	9,818,196

Total				89,076,166

Media Non Cable (6.5%)
Belo
Sr Unsecured
11-15-16	8.00	2,537,000	(l)	2,632,138
Clear Channel Worldwide Holdings
Series A
12-15-17	9.25	2,333,000	(d,l)	2,408,823
Clear Channel Worldwide Holdings
Series B
12-15-17	9.25	8,606,000	(d,l)	8,917,967

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Intelsat Jackson Holdings
06-15-16	11.25	4,755,000	(c)	5,075,963
11-01-19	8.50	3,865,000	(c,d,l)	3,913,313
Intelsat Subsidiary Holding
01-15-15	8.88	9,115,000	(c,d)	9,320,087
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	6,650,000	(l)	7,231,875
Lamar Media
04-01-14	9.75	11,975,000		12,992,874
Lamar Media
Series B
08-15-15	6.63	6,030,000		5,638,050
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	5,292,000		5,186,160
Nielsen Finance LLC
08-01-14	10.00	10,155,000	(l)	10,535,812
05-01-16	11.50	2,600,000	(l)	2,895,750
Nielsen Finance LLC
(Zero coupon through 08-01-11, thereafter 12.50%)
08-01-16	10.34	903,000	(n)	817,215
Quebecor Media
Sr Unsecured
03-15-16	7.75	2,800,000	(c)	2,807,000
03-15-16	7.75	4,225,000	(c,l)	4,235,563
Rainbow Natl Services LLC
09-01-12	8.75	17,535,000	(d)	17,885,699
09-01-14	10.38	3,003,000	(d)	3,156,904
Salem Communications
Sr Secured
12-15-16	9.63	4,774,000	(d,l)	4,941,090
Sinclair Television Group
Sr Secured
11-01-17	9.25	6,247,000	(d,l)	6,442,219

Total				117,034,502

Metals (2.5%)
Arch Coal
08-01-16	8.75	6,330,000	(d)	6,599,025
Noranda Aluminum Acquisition
Pay-in-kind
05-15-15	5.27	41,446,355	(i,j)	32,431,773
Severstal Columbus LLC
Sr Secured
02-15-18	10.25	4,698,000	(d,l)	4,838,940

Total				43,869,738

Non Captive Consumer (0.7%)
American General Finance
Sr Unsecured
12-15-17	6.90	17,566,000		12,599,231
Non Captive Diversified (2.2%)
CIT Group
Sr Secured
05-01-17	7.00	31,300,000		27,661,375

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Ford Motor Credit LLC
Sr Unsecured
08-10-11	9.88	6,247,000		6,543,733
GMAC
12-01-14	6.75	5,355,000	(l)	5,114,025

Total				39,319,133

Oil Field Services (1.7%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	14,105,000	(c,d,l)	13,982,017
Key Energy Services
12-01-14	8.38	2,834,000	(l)	2,805,660
McJunkin Red Man
Sr Secured
12-15-16	9.50	13,996,000	(d,l)	14,065,980

Total				30,853,657

Other Financial Institutions (0.8%)
Cardtronics
08-15-13	9.25	11,148,000		11,454,570
Cardtronics
Series B
08-15-13	9.25	2,648,000		2,720,820

Total				14,175,390

Other Industry (0.6%)
Aquilex Holdings LLC/Finance
Sr Nts
12-15-16	11.13	4,530,000	(d)	4,733,850
Chart Inds
10-15-15	9.13	6,575,000		6,550,344

Total				11,284,194

Packaging (1.7%)
Ball
09-01-16	7.13	1,010,000		1,047,875
09-01-19	7.38	1,060,000	(l)	1,099,750
Crown Americas LLC/Capital II
Sr Unsecured
05-15-17	7.63	4,225,000	(d,l)	4,394,000
Greif
Sr Unsecured
08-01-19	7.75	855,000		880,650
Owens-Brockway Glass Container
05-15-16	7.38	9,505,000	(l)	9,813,912
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	4,880,000	(d,l)	4,941,000
Silgan Holdings
Sr Unsecured
08-15-16	7.25	7,325,000		7,526,438

Total				29,703,625

Paper (2.5%)
Boise Cascade LLC
10-15-14	7.13	8,462,000		7,594,645

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Cascades
01-15-20	7.88	7,342,000	(c,d)	7,433,775
Cascades
Sr Nts
12-15-17	7.75	6,545,000	(c,d)	6,594,088
Georgia-Pacific LLC
06-15-15	7.70	3,645,000		3,790,800
05-01-16	8.25	3,795,000	(d,l)	4,003,725
01-15-17	7.13	2,918,000	(d)	2,947,180
Georgia-Pacific LLC
Sr Unsecured
05-15-31	8.88	2,000,000		2,145,000
NewPage
Sr Secured
12-31-14	11.38	7,382,000	(l)	7,049,810
Potlatch
Sr Nts
11-01-19	7.50	3,566,000	(d)	3,637,320

Total				45,196,343

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals Intl
06-15-16	8.38	2,865,000	(d,l)	2,965,275

Retailers (1.7%)
Michaels Stores
11-01-14	10.00	5,240,000	(l)	5,318,600
Neiman Marcus Group
Pay-in-kind
10-15-15	9.00	3,350,000	(i)	3,299,750
QVC
Sr Secured
10-01-19	7.50	5,505,000	(d)	5,573,813
Rite Aid
Sr Secured
10-15-19	10.25	2,680,000	(l)	2,834,100
Toys R Us Property I LLC
07-15-17	10.75	5,876,000	(d,l)	6,448,909
Toys R Us Property II LLC
Sr Secured
12-01-17	8.50	6,209,000	(d)	6,317,658

Total				29,792,830

Technology (2.1%)
First Data
09-24-15	9.88	5,400,000		4,617,000
Iron Mountain
Sr Sub Nts
08-15-21	8.38	6,850,000	(l)	7,072,625
Sorenson Communications
Sr Secured
02-01-15	10.50	10,503,000	(d,l)	9,583,987
SS&C Technologies
12-01-13	11.75	8,532,000		8,958,600
SunGard Data Systems
08-15-15	10.25	6,965,000	(l)	7,226,188

Total				37,458,400

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Transportation Services (0.4%)
Hertz
01-01-14	8.88	7,375,000		7,485,625

Wireless (4.7%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	4,160,000	(d)	4,503,200
Clearwire Communications LLC/Finance
Sr Secured
12-01-15	12.00	7,430,000	(d,l)	7,262,825
CPI Intl
Sr Unsecured
02-01-15	6.14	1,825,000	(j)	1,733,750
Cricket Communications
Sr Secured
05-15-16	7.75	10,420,000	(l)	10,589,325
Crown Castle Intl
Sr Nts
11-01-19	7.13	7,420,000	(l)	7,420,000
Nextel Communications
Series D
08-01-15	7.38	17,819,000	(l)	16,438,027
SBA Telecommunications
08-15-16	8.00	6,955,000	(d)	7,233,200
08-15-19	8.25	4,940,000	(d)	5,187,000
Sprint Nextel
Sr Unsecured
12-01-16	6.00	3,220,000	(l)	2,785,300
08-15-17	8.38	15,477,000	(l)	14,973,998
Wind Acquisition Finance
07-15-17	11.75	5,770,000	(c,d)	6,173,900

Total				84,300,525

Wirelines (6.1%)
Cincinnati Bell
01-15-14	8.38	7,040,000	(l)	7,092,800
Frontier Communications
Sr Unsecured
03-15-19	7.13	8,536,000	(l)	7,981,160
Level 3 Financing
02-15-17	8.75	17,484,000	(l)	15,560,760
02-01-18	10.00	3,490,000	(d,l)	3,184,625
PAETEC Holding
06-30-17	8.88	3,317,000	(l)	3,341,878
PAETEC Holding
Sr Secured
06-30-17	8.88	2,168,000	(d)	2,184,260
Qwest
Sr Unsecured
09-01-11	7.88	6,780,000	(l)	7,169,850
06-15-15	7.63	13,190,000		14,096,813
06-01-17	6.50	16,700,000	(l)	16,804,374
Time Warner Telecom Holdings
02-15-14	9.25	5,720,000	(l)	5,891,600
Windstream
08-01-16	8.63	20,242,000		20,596,234
03-15-19	7.00	5,605,000	(l)	5,142,588

Total				109,046,942

Total Bonds (Cost: $1,507,472,380)				$1,583,931,662

Senior Loans (6.5%)(m)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Automotive (0.7%)
Ford Motor
Tranche B1 Term Loan
12-15-13	3.24-3.26%	$13,918,288		$13,045,194

Electric (0.5%)
Energy Future Holdings
Tranche B3 Term Loan
10-10-14	3.73-3.75	11,054,923		8,854,330

Entertainment (0.3%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.25	6,406,746	(i)	6,006,325

Gaming (0.3%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	3,553,511	(k)	3,451,169
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	1,314,487	(k)	1,276,630
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	920,401	(k)	893,894

Total				5,621,693

Health Care (0.8%)
IASIS Healthcare LLC
Pay-in-kind Term Loan
06-16-14	5.50	15,053,033	(i)	13,604,179

Media Cable (1.5%)
Charter Communications Operating LLC
Term Loan
03-06-14	2.23	28,085,981		26,198,041

Oil Field Services (1.4%)
Dresser
2nd Lien Term Loan
05-04-15	6.00	27,344,000		25,612,304

Wirelines (1.0%)
FairPoint Communications
Tranche B Term Loan
03-31-15	5.00	23,499,270	(b,h)	17,864,850

Total Senior Loans (Cost: $107,626,653)				$116,806,916

Common Stocks (—%)

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (—%)
Link Energy LLC Unit	1,646,684	(b,o)	$7,410

Textiles, Apparel & Luxury Goods (—%)
Arena Brands	111,111	(b,g,k)	—

Total Common Stocks (Cost: $18,965,223)			$7,410

Other (0.1%)

Issuer	Shares		Value(a)
Diversified Financial Services
Varde Fund V LP	25,000,000	(e,k)	$1,224,300

Total Other (Cost: $–)			$1,224,300

Money Market Fund (4.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	73,441,201	(p)	$73,441,201

Total Money Market Fund (Cost: $73,441,201)			$73,441,201

Investments of Cash Collateral Received for Securities on Loan (17.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.1%)
Cancara Asset Securitisation LLC
03-16-10	0.20%	$4,999,083	$4,999,083
Elysian Funding LLC
04-15-10	0.55	9,986,861	9,986,861
Rhein-Main Securitisation
03-08-10	0.36	6,993,630	6,993,630
Scaldis Capital LLC
03-08-10	0.18	4,999,200	4,999,200
Versailles Commercial Paper LLC
03-22-10	0.23	9,998,211	9,998,211

Total			36,976,985

Certificates of Deposit (10.2%)
Australia and New Zealand Bank Group
05-24-10	0.31	5,000,000	5,000,000
Banco Bilbao Viz Argentaria, London
03-01-10	0.26	2,001,015	2,001,015
Banco Popular Espanol
03-26-10	0.30	4,998,417	4,998,417
03-29-10	0.37	2,498,485	2,498,485
Banco Santander Central Hispano
03-05-10	0.20	5,000,000	5,000,000
04-06-10	0.30	5,000,000	5,000,000
Bank of Austria
03-04-10	0.24	9,998,133	9,998,133
Bank of Nova Scotia, Seoul
05-06-10	0.30	8,000,000	8,000,000
Bank of Tokyo Securities
03-23-10	0.29	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Banque Federative du Credit Mutuel
03-02-10	0.28	2,997,855	2,997,855
05-18-10	0.32	2,997,628	2,997,628
BNP Paribas
03-05-10	0.25	7,000,000	7,000,000
Caisse des Depots
03-12-10	0.19	9,998,522	9,998,522
Caixa Geral de Deposit
03-04-10	0.30	5,000,000	5,000,000
04-08-10	0.35	3,500,000	3,500,000
Clydesdale Bank
04-06-10	0.26	5,000,000	5,000,000
04-08-10	0.25	5,000,000	5,000,000
Commerzbank
03-01-10	0.20	9,998,445	9,998,445
Credit Industrial et Commercial
04-13-10	0.34	2,000,000	2,000,000
Dexia Bank
03-31-10	0.31	4,998,580	4,998,580
Dexia Credit Local
03-12-10	0.28	5,000,000	5,000,000
DZ Bank
03-01-10	0.22	4,999,145	4,999,145
Erste Bank der Oesterreichischen Sparkassen
03-04-10	0.26	5,999,697	5,999,697
Natixis
04-01-10	0.25	5,000,000	5,000,000
04-12-10	0.27	3,998,175	3,998,175
04-16-10	0.26	5,000,000	5,000,000
Norinchukin Bank
04-08-10	0.25	6,000,000	6,000,000
04-19-10	0.27	5,000,000	5,000,000
NyKredit Bank
03-29-10	0.43	5,000,000	5,000,000
Raiffeisen Zentralbank Oesterreich
03-03-10	0.25	5,000,000	5,000,000
San Paolo IMI Bank Ireland
03-08-10	0.20	7,998,756	7,998,756
Societe Generale, Seoul
03-05-10	0.25	10,000,000	10,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	2,000,000	2,000,000
05-04-10	0.27	5,000,000	5,000,000
05-24-10	0.27	5,000,000	5,000,000
United Overseas Bank, New York
05-28-10	0.30	5,000,000	5,000,000

Total			191,982,853

Commercial Paper (1.4%)
BTM Capital
03-30-10	0.31	7,997,176	7,997,176
Citigroup Funding
03-05-10	0.19	4,999,076	4,999,076
03-11-10	0.19	4,999,103	4,999,103
Grampian Funding LLC
03-10-10	0.22	6,998,802	6,998,802

Total			24,994,157

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements (3.2%)(q)
Barclays Capital
dated 02-26-10, matures 03-01-10,
repurchase price
$7,639,027	0.11	7,638,957	7,638,957
Goldman Sachs
dated 01-28-10, matures 03-01-10,
repurchase price
$20,000,400	0.24	20,000,000	20,000,000
Goldman Sachs
dated 02-26-10, matures 03-01-10,
repurchase price
$10,000,150	0.18	10,000,000	10,000,000
Morgan Stanley
dated 01-21-10, matures 03-29-10,
repurchase price
$10,002,928	0.34	10,000,000	10,000,000
Nomura Securities
dated 02-26-10, matures 03-01-10,
repurchase price
$5,000,054	0.13	5,000,000	5,000,000
RBS Securities
dated 02-26-10, matures 03-01-10,
repurchase price
$5,000,183	0.44	5,000,000	5,000,000

Total			57,638,957

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $311,592,952)			$311,592,952

Total Investments in Securities
(Cost: $2,019,098,409)(r)			$2,087,004,441

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 4.66% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $552,581,822 or 30.90% of net assets.

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f)	At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,312,000.

(g)	Negligible market value.

(h)	This position is in bankruptcy.

(i)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Feb. 28, 2010 was $14,149,629 representing 0.79% of net assets. Information concerning such security holdings at Feb. 28, 2010 is as follows:

	Acquisition
Security	dates	Cost

Arena Brands	09-03-92	$5,888,888
Great Lakes Gaming of Michigan LLC
Development Term Loan
9.00% 2012	03-02-07 thru 09-15-07	3,520,202
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
9.00% 2012	03-02-07 thru 09-15-07	1,302,166
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.00% 2012	03-02-07 thru 09-15-07	911,774
United Artists Theatre Circuit
Pass-Through Ctfs
9.30% 2015	12-08-95 thru 04-03-02	5,141,062
United Artists Theatre Circuit
Pass-Through Ctfs Series BC3
9.30% 2015	12-06-01	1,453,514
Varde Fund V LP	04-27-00 thru 06-19-00	—	*

*	The original cost for this position was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(l)	At Feb. 28, 2010, security was partially or fully on loan.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(o)	Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the three months ended Feb. 28, 2010 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	cost	cost	cost	cost	income	Value(a)

Link Energy LLC Unit	$13,076,335	$—	$—	$13,076,335	$—	$7,410

(p)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(q)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Barclays Capital (0.11%)

Security description	Value (a)

Fannie Mae Discount Notes	$1,907,829
Federal Farm Credit Bank	745,090
Federal Home Loan Mtge Corp	3,300,993
Federal National Mtge Association	1,837,833

Total market value of collateral securities	$7,791,745

Goldman Sachs (0.18%)

Security description	Value (a)

Banco Bilbao Vizcaya Argentaria/NY	$1,689,317
BNP Paribas	449,677
Calyon NY Branch	118,420
Credit IND Et CM NY	25,007
Dexia Credit	17,520
Intesa Sanpaolo SpA	2,686,421
Kittyhawk Funding	228,166
Landesbank Hessen — Thur	13,335
Nordea Bank	435,990
Royal Bank of Canada	458,333
Royal Bank of Scotland	31,667
Sanpaolo IMI SpA/New York	34,988
Standard Charter Bank	2,583,333
Sumitomo Mitsui Banking Corp/New York	1,583,333
Svenska Handelsbanken/New York NY	15,833
UBS AG Stamford Bran	128,660

Total market value of collateral securities	$10,500,000

Goldman Sachs (0.24%)

Security description	Value (a)

Australia & New Zealand Banking Group	$6,101,747
Windmill Funding	14,898,253

Total market value of collateral securities	$21,000,000

Morgan Stanley (0.34%)

Security description	Value (a)

Eramus Capital	$833,074
Metlife Short Term Funding	127,797
Scaldis & Scaldis JO	2,967,321
Shell Intl Finance Bv	1,848,047
Solitaire Funding	2,104,034
Tempo Finance	933,053
TSL (USA) Inc	1,689,269

Total market value of collateral securities	$10,502,595

Nomura Securities (0.13%)

Security description	Value (a)

Ginnie Mae I Pool	$3,259,345
Ginnie Mae II Pool	1,833,865
United States Treasury Note/Bond	6,791

Total market value of collateral securities	$5,100,001

RBS Securities (0.44%)

Security description	Value (a)

ACE Securities Corp	$32,252
Aegis Asset Backed Securities Trust	42,124
Ameriquest Mtge Securities Inc	47,994
Amortizing Residential Collateral Trust	85,984
Capital One Multi-Asset Execution Trust	294,451
Citibank Omni Master Trust	11,227
First Franklin Mtge Loan Asset Backed Certificates	95,282
Freddie Mac Gold Pool	3,362,892
GE Business Loan Trust	143,342
Green Tree Mtge Loan Trust	55,289
Greenwich Capital Commercial Funding Corp	304,453
GS Mtge Securities Corp II	95,228
HFC Home Equity Loan Asset Backed Certificates	239,012
Household Credit Card Master Note Trust I	281,023
Petra CRE CDO	38,356
Wells Fargo Home Equity Trust	22,224

Total market value of collateral securities	$5,151,133

(r)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $2,019,098,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$105,756,000
Unrealized depreciation	(37,850,000)

Net unrealized appreciation	$67,906,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$1,576,628,026	$7,303,636	$1,583,931,662

Total Bonds	—	1,576,628,026	7,303,636	1,583,931,662

Equity Securities
Common Stocks
Oil, Gas & Consumable Fuels	—	7,410	—	7,410
Other
Diversified Financial Services	—	—	1,224,300	1,224,300

Total Equity Securities	—	7,410	1,224,300	1,231,710

Other
Senior Loans
Gaming	—	—	5,621,693	5,621,693
All Other Industries(a)	—	111,185,223	—	111,185,223
Affiliated Money Market Fund(b)	73,441,201	—	—	73,441,201
Investments of Cash Collateral Received for Securities on Loan(c)	—	311,592,952	—	311,592,952

Total Other	73,441,201	422,778,175	5,621,693	501,841,069

Total	$73,441,201	$1,999,413,611	$14,149,629	$2,087,004,441

(a)	All industry classifications are indentified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(c)	Asset categories for Investments of Cash Collateral are indentified in the Portfolio of Investments.
     The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Debt
	Securities	Common Stocks	Other	Senior Loans	Total

Balance as of May 31, 2009	$8,012,251	$29	$2,538,751	$6,108,368	$16,659,399
Accrued discounts/premiums	45,837	—	—	18,320	64,157
Realized gain (loss)	36,180	211,112	1,112,278	15,597	1,375,167
Change in unrealized appreciation (depreciation)*	129,738	(29)	(1,314,451)	977,623	(207,119)
Net purchases (sales)	(920,370)	(211,112)	(1,112,278)	(1,498,215)	(3,741,975)
Transfers in and/or out of Level 3	—	—	—	—	—

Balance as of Feb. 28, 2010	$7,303,636	$—	$1,224,300	$5,621,693	$14,149,629

*	Change in unrealized appreciation (depreciation) relating to securities held at Feb. 28, 2010 was $2,331,661, which is comprised of Corporate Debt Securities of $129,738, Other of $1,224,300 and Senior Loans of $977,623.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource High Yield Income Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date April 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date April 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date April 28, 2010